Federated Hermes Global Equity Fund
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.1%
		Australia—1.1%
13,204		Goodman Group	$214,438
		Brazil—0.2%
31,600		Magazine Luiza SA	36,511
		Canada—2.0%
440	[1]	Lululemon Athletica, Inc.	140,773
4,968		Rogers Communications, Inc., Class B	256,690
		TOTAL	397,463
		China—2.5%
21,000		China Mengniu Dairy Co. Ltd.	136,197
36,000		Ping An Insurance (Group) Co. of China Ltd.	278,260
77,875		Shenzhen International Holdings Ltd.	80,346
		TOTAL	494,803
		Denmark—1.2%
2,378		Novo Nordisk A/S	244,868
		Finland—0.9%
9,613		Stora Enso Oyj, Class R	182,614
		France—0.4%
810		Vinci SA	84,891
		Hong Kong—1.5%
21,157		AIA Group Ltd.	219,984
1,400		Hong Kong Exchanges & Clearing Ltd.	67,454
		TOTAL	287,438
		Hungary—0.2%
1,096	[1]	OTP Bank RT	42,197
		India—0.3%
1,100		Dr. Reddy's Laboratories Ltd.	59,548
		Indonesia—0.6%
413,100		PT Telekomunikasi Indonesia Tbk	124,544
		Israel—0.4%
225	[1]	Solaredge Technologies, Inc.	71,869
		Italy—1.4%
3,415		Prysmian SpA	112,867
12,655		UniCredit SpA	161,130
		TOTAL	273,997
		Japan—5.6%
1,100		Daifuku Co.	78,962
1,300		FUJIFILM Holdings Corp.	82,490
3,000		Kurita Water Industries Ltd.	123,414
1,900		Nitto Denko Corp.	138,627
1,500		Omron Corp.	101,811
7,000		ORIX Corp.	139,441
23,600		Panasonic Corp.	245,144
1,900		Sony Group Corp.	194,530
		TOTAL	1,104,419
		Netherlands—3.0%
696		ASML Holding N.V.	458,806

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
2,721		Signify NV	$138,292
		TOTAL	597,098
		Norway—2.3%
6,813		Aker BP ASA	213,444
26,159		Norsk Hydro ASA	247,530
		TOTAL	460,974
		South Korea—3.0%
72		LG Household & Health Care Ltd.	57,437
5,704		Samsung Electronics Co. Ltd.	344,145
604		Samsung Fire & Marine Insurance	96,526
847		SK Hynix, Inc.	87,625
		TOTAL	585,733
		Spain—0.5%
8,972		Iberdrola SA	101,246
		Sweden—2.3%
4,392		Essity Aktiebolag	113,170
6,858		Husqvarna AB, Class B	81,735
15,930		Svenska Cellulosa AB SCA, Class B	259,130
		TOTAL	454,035
		Switzerland—3.4%
315		Lonza Group AG	218,952
1,416		Nestle S.A.	184,869
704		Roche Holding AG	268,578
		TOTAL	672,399
		Taiwan—2.5%
17,000		Giant Manufacturing Co. Ltd.	175,942
2,880		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	308,189
		TOTAL	484,131
		United Kingdom—2.8%
1,585		AstraZeneca PLC	192,244
17,347		M&G PLC	47,336
8,754		Prudential PLC	131,657
17,008		Tate & Lyle PLC	170,528
		TOTAL	541,765
		United States—59.0%
3,376		Abbott Laboratories	407,213
1,211		Accenture PLC	382,700
208	[1]	Alphabet, Inc., Class A	561,837
56	[1]	Alphabet, Inc., Class C	151,078
146	[1]	Amazon.com, Inc.	448,404
1,034		American Tower Corp.	234,584
508		American Water Works Co., Inc.	76,754
665		Amgen, Inc.	150,609
866		Analog Devices, Inc.	138,811
5,813		Apple, Inc.	959,842
569		Automatic Data Processing, Inc.	116,326
9,283		Bank of America Corp.	410,309
1,118		Best Buy Co., Inc.	108,043
2,343		Capital One Financial Corp.	359,112
780		Chubb Ltd.	158,839

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
3,434		Citigroup, Inc.	$203,396
852	[1]	Copart, Inc.	104,694
531	[1]	Crowdstrike Holdings, Inc.	103,656
3,192	[1]	Delta Air Lines, Inc.	127,425
3,104	[1]	Discovery, Inc., Class A	87,067
499	[1]	DocuSign, Inc.	59,097
767		FedEx Corp.	170,481
1,805		Fortune Brands Home & Security, Inc.	156,854
1,713		Hess Corp.	173,116
883		IBM Corp.	108,176
1,517		Ingersoll-Rand, Inc.	76,639
1,324	[1]	Keysight Technologies, Inc.	208,358
703		Kimberly-Clark Corp.	91,495
443		Lam Research Corp.	248,678
2,440		Microsoft Corp.	729,048
300		MSCI, Inc., Class A	150,507
1,992		NVIDIA Corp.	485,749
222	[1]	O'Reilly Automotive, Inc.	144,131
619	[1]	PayPal Holdings, Inc.	69,285
1,882		Procter & Gamble Co.	293,385
2,580		Prudential Financial, Inc.	288,083
1,009		Robert Half International, Inc.	121,373
1,425	[1]	Royal Caribbean Cruises, Ltd.	115,026
717	[1]	Salesforce.com, Inc.	150,950
1,806		The Travelers Cos., Inc.	310,325
665		Thermo Fisher Scientific, Inc.	361,760
4,051		TJX Cos., Inc.	267,771
1,417		Trane Technologies PLC	218,119
2,665		UGI Corp.	102,443
4,233		Verizon Communications, Inc.	227,185
1,039		Visa, Inc., Class A	224,549
2,393	[1]	Walt Disney Co.	355,265
4,885		Weyerhaeuser Co.	189,929
1,330		Zoetis, Inc.	257,554
		TOTAL	11,646,030
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,071,520)	19,163,011
		TOTAL INVESTMENT IN SECURITIES—97.1% (IDENTIFIED COST $17,071,520)	19,163,011
		OTHER ASSETS AND LIABILITIES - NET—2.9%[2]	575,287
		TOTAL NET ASSETS—100%	$19,738,298

Non-income-producing security.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$11,646,030	$—	$—	$11,646,030
International	777,521	6,739,460	—	7,516,981
TOTAL SECURITIES	$12,423,551	$6,739,460	$—	$19,163,011
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt